Significant Accounting Policies - Schedule of Customer Generated Sales (Details) - Customer Concentration Risk [Member]	6 Months Ended
	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023
Purchase [Member] | Supplier A [Member]
Schedule of Customer Generated Sales [Line Items]
Concentration risk percentage	62.23%		37.80%
Purchase [Member] | Supplier B [Member]
Schedule of Customer Generated Sales [Line Items]
Concentration risk percentage	29.27%		18.50%
Purchase [Member] | Supplier C [Member]
Schedule of Customer Generated Sales [Line Items]
Concentration risk percentage			15.20%
Accounts Payable [Member] | Supplier A [Member]
Schedule of Customer Generated Sales [Line Items]
Concentration risk percentage	44.42%	15.82%
Accounts Payable [Member] | Supplier B [Member]
Schedule of Customer Generated Sales [Line Items]
Concentration risk percentage	8.24%
Accounts Payable [Member] | Supplier C [Member]
Schedule of Customer Generated Sales [Line Items]
Concentration risk percentage		18.31%
Customer A [Member] | Revenue Benchmark [Member]
Schedule of Customer Generated Sales [Line Items]
Concentration risk percentage	75.47%		41.90%
Customer A [Member] | Accounts Receivable [Member]
Schedule of Customer Generated Sales [Line Items]
Concentration risk percentage	25.41%	11.75%
Customer B [Member] | Revenue Benchmark [Member]
Schedule of Customer Generated Sales [Line Items]
Concentration risk percentage	1.60%		30.50%
Customer B [Member] | Accounts Receivable [Member]
Schedule of Customer Generated Sales [Line Items]
Concentration risk percentage	0.02%	8.39%